Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Tax
Schedule of unrecognized deferred tax assets

	As at March 31,
	2019	2020
Deductible temporary differences	243,932	273,825
Tax loss carry forward and unabsorbed depreciation	3,249,820	3,259,415
Total	3,493,752	3,533,240

Schedule of recognized deferred tax assets

	For the Year Ended March 31,
	2019	2020
Property, plant and equipment and intangible assets	22,136	12,673
Trade and other receivables	55,649	54,379
Rent Equalisation reserve	680	—
Employee benefits	16,260	9,394
Minimum alternate tax recoverable	1,754	—
Unutilise business losses	16,645	—
Provision for expenses	7,349	15,570
Deferred tax asset	120,473	92,016
OCI gratuity	2,696	1,815
Total deferred tax asset (A)	123,169	93,831
Deferred tax liablities are attributable to the following -
Property, plant and equipment & intangible assets	(42,503)	(37,645)
Total deferred tax liability (B)	(42,503)	(37,645)
Net deferred tax asset (A-B)	80,666	56,186

Schedule of changes in deferred tax assets

	Balance	Impact on		Recognised
	as on	adoption	Recognised	in other	Unused/	Balance
	March 31,	of IFRS	in profit	comprehensive	utilized	as on March, 31
Particulars	2019	16	or loss	income	tax credit	2020
Property, plant and equipment intangible assets, and ROU assets	(20,367)	1,718	(6,324)	—	—	(24,973)
Trade and other receivables	55,649	—	(1,270)	—	—	54,379
Rent equalization reserve	680	(680)	—	—	—	—
Employee benefit	8,651	—	743	—	—	9,394
Minimum alternate tax recoverable	1,754	—	—	—	(1,754)	—
Unutilise business losses	16,645	—	(16,645)	—	—	—
Provision for expenses	14,958	—	613	—	—	15,571
OCI gratuity	2,696		—	(881)	—	1,815
Deferred tax assets	80,666	1,038	(22,883)	(881)	(1,754)	56,186